                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vercingetorix

Address: 365 Boston Post Road
         Suite 210
         Sudbury, MA 01776


        CIK # - 0001353304



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Ford
Title: Client Service Representative
Phone: 212-713-9045


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    02/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



                                     6/30/2006
                                                                                  ITEM 6                          ITEM 8
                                                                ITEM 5            INVEST. DISC.   ITEM 7          VOTING
ITEM1                          ITEM 2    ITEM 3     ITEM 4      SHARES OR                 SHARED                 AUTHORITY
NAME OF                        TITLE OF  CUSIP      FAIR MKT    PRINCIPAL    SOLE SHARED  OTHER   OTHER  SOLE   SHARED  NONE
 ISSUER                         CLASS    NUMBER      VALUE       AMOUNT      (A)  (B)     (C)     MGRS   (A)    (B)     (C)
--------                       --------  ------     --------    ---------    ---- ------  ------  ------ ----   ------------
MTN GROUP LTD                  FSTK        6563206     1475593     200000 N    X                        MEDI    200000       0
DOGAN YAYIN HLDGS              FSTK        B03MRH8      887204     260000 N    X                        MEDI    260000       0
CLEAR CHANNEL COMMUNICATIO     COMMON    184502102     2900015      93700 N    X                        MEDI     93700       0
CENTRAL EUROPEAN MEDIA         OTC EQ    G20045202    16845948     266592 N    X                        MEDI    266592       0
COMCAST CORP-CL A              OTC EQ    20030N101     2187032      66800 N    X                        MEDI     66800       0
CABLEVISION SYSTEMS CORP C     COMMON    12686C109     2262975     105500 N    X                        MEDI    105500       0
LIBERTY GLOBAL INC             OTC EQ    530555101     2956874     137529 N    X                        MEDI    137529       0
LIBERTY GLOBAL INC             OTC EQ    530555309     2824858     137329 N    X                        MEDI    137329       0
MEDIACOM COMMUNICATIONS CO     OTC EQ    58446K105     3470110     557000 N    X                        MEDI    557000       0
MILLICOM INTERNATIONAL         OTC EQ    L6388F110     9314876     205038 N    X                        MEDI    205038       0
NTL INCORPORATED NEW           OTC EQ    62941W101     8111300     325755 N    X                        MEDI    325755       0
ROGERS COMMUNICATIONS INC      COMMON    775109200     4479350     110875 N    X                        MEDI    110875       0
TURKCELL ILETISIM              COMMON    900111204     1364457     115047 N    X                        MEDI    115047       0
***GRUPO TELEVISA SA DE CV     COMMON    40049J206     2691814     139400 N    X                        MEDI    139400       0
OPEN JOINT STOCK CO VIMPEL     COMMON    68370R109     2236016      48800 N    X                        MEDI     48800       0
VALUEVISION INTERNATIONAL      OTC EQ    92047K107     2716248     246260 N    X                        MEDI    246260       0